Statements of Preferred Shares and Shareholders' Deficit (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020
Preferred B Shares [Member]
Shares net of issuance costs	$ 80	$ 80	$ 80